Group Employees - Summary of Average Number of Persons Employed by Group and Associates (Details) - Employee	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Number and Average Number of Employees [Line Items]
Average number of employees	91,402	85,335
Associates
Number and Average Number of Employees [Line Items]
Average number of employees	30,809	32,629
Subsidiaries
Number and Average Number of Employees [Line Items]
Average number of employees	60,593	52,706
Subsidiaries | APME
Number and Average Number of Employees [Line Items]
Average number of employees	14,075	13,454
Subsidiaries | AMSSA
Number and Average Number of Employees [Line Items]
Average number of employees	19,158	18,406
Subsidiaries | ENA
Number and Average Number of Employees [Line Items]
Average number of employees	25,192	20,846
Subsidiaries | US
Number and Average Number of Employees [Line Items]
Average number of employees	2,168